Common Stock and Warrants - Narrative (Details) $ / shares in Units, $ in Thousands		6 Months Ended
	Jul. 16, 2022 $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 16, 2022 Vote $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 $ / shares shares
Class of Warrant or Right [Line Items]
Common stock, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)			900,000,000	194,046,918	194,046,918
Temporary equity, shares authorized (in shares)		115,527,580	100,000,000	115,527,580	115,527,580
Number of shares converted			1
Preferred stock, shares outstanding (in shares)		0
Preferred stock, shares issued (in shares)		0
Derivative liabilities | $		$ 76,686		$ 0
Common Stock
Class of Warrant or Right [Line Items]
Common stock, shares authorized (in shares)			800,000,000
Class A Common Stock
Class of Warrant or Right [Line Items]
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Common stock, shares authorized (in shares)		600,000,000	600,000,000	0
Number of shares converted			1
Number of votes | Vote			1
Class B Common Stock
Class of Warrant or Right [Line Items]
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)		200,000,000	200,000,000	194,046,918
Number of votes | Vote			10
Class B Common Stock | 2022 Equity Incentive Plan
Class of Warrant or Right [Line Items]
Recapitalization exchange ratio			1.176%
Private Placement Warrants
Class of Warrant or Right [Line Items]
Class of warrant or right, outstanding (in shares)		6,700,000
Exercise price (in dollars per share) | $ / shares		$ 11.5
Number of days after the completion of an initial business combination		30 days
Public Warrants
Class of Warrant or Right [Line Items]
Class of warrant or right, outstanding (in shares)		8,050,000
Exercise price (in dollars per share) | $ / shares		$ 11.5
Public Warrants | Class A Common Stock | Subsequent Event
Class of Warrant or Right [Line Items]
Number of warrant or right, entitles to purchase (in shares)	1
Class of warrants redemption notice period	30 days
Class of warrants or rights redemption price per unit (in dollars per share) | $ / shares	$ 0.01
Share redemption trigger price (in dollars per share) | $ / shares	$ 18
Public Warrants | Class A Common Stock | Subsequent Event | Maximum
Class of Warrant or Right [Line Items]
Class of warrant or right redemption threshold consecutive trading days	30 days
Public Warrants | Class A Common Stock | Subsequent Event | Minimum
Class of Warrant or Right [Line Items]
Class of warrant or right redemption threshold consecutive trading days	20 days